Derivative Liabilities: Schedule of Derivative Assets at Fair Value (Details) - USD ($)	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
ConvertibleNotesWarrantsMember
Derivative Liability, Current		$ 1,680,361	$ 1,423,650	$ 480,952
Derivative Liability, Fair Value, Gross Liability			233,597	1,155,660
Transferred to equity upon conversion of the notes				(1,538,934)
Change in Fair Value of Derivatives			23,114	1,325,972
Broker Warrants
Derivative Liability, Current		144,221	87,708	80,268
Derivative Liability, Fair Value, Gross Liability			104,627
Change in Fair Value of Derivatives			(48,114)	7,440
PrivatePlacementInvestorWarrantsMember
Derivative Liability, Current		339,302
Derivative Liability, Fair Value, Gross Liability			339,308
Change in Fair Value of Derivatives			(6)
Total
Derivative Liability, Current	$ 4,074,312	2,163,884	1,511,358	561,220
Derivative Liability, Fair Value, Gross Liability		3,569,249	677,532	1,155,660
Transferred to equity upon conversion of the notes				(1,538,934)
Change in Fair Value of Derivatives		42,128	$ (25,006)	$ 1,333,412
Transferred to Equity Upon Conversion of Notes		$ (1,700,949)